Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
STKd 100% Bitcoin & 100% Gold ETF) [Member]
Shareholder Report [Line Items]
Fund Name	STKd 100% Bitcoin & 100% Gold ETF
Class Name	STKd 100% Bitcoin & 100% Gold ETF
Trading Symbol	BTGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STKd 100% Bitcoin & 100% Gold ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifyfunds.com/stackedbitcoingoldetf/btgd/
Additional Information Phone Number	(844) 599-9888
Additional Information Website	www.quantifyfunds.com/stackedbitcoingoldetf/btgd
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% Bitcoin & 100% Gold ETF	$53	0.99%

The Fund commenced operations on October 15, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since inception on 10/15/24, BTGD posted positive absolute returns of 34.06%. For the quarter, BTGD was up 1.40%. As of 3/31/25, BTGD had $24.1mm in AUM with 900k shares outstanding at a NAV of $26.76.

The Fund’s performance is due to a mix between the performance of Bitcoin and Gold, along with BTGD’s rebalancing mechanism that allows for adjustments to take advantage of rallies in either Bitcoin or Gold to get back to 100% & 100% exposure for each.

What factors influenced performance?

Bitcoin benefited from continued institutional adoption and speculation around further spot ETF approvals post-January rally. Volatility spiked in February, offering rebalancing opportunities. Gold rallied amid rising geopolitical tensions and a flight to safety in March, reinforcing the role of BTGD as a diversified inflation hedge.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended March 31, 2025	Since Inception (10/15/2024)
STKd 100% Bitcoin & 100% Gold ETF - at NAV	34.06%
S&P 500® Total Return Index	-2.91%

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,085,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 93,080
Investment Company, Portfolio Turnover	107.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$24,085
Number of Holdings	9
Total Advisory Fee Paid	$93,080
Portfolio Turnover	107%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2025)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents other assets in excess of liabilities.

Security Type - Other Financial Instruments

(% of total net assets)

Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 4.27%	40.4
ProShares Bitcoin ETF	18.0
iShares Bitcoin Trust ETF	7.7
SPDR Gold MiniShares Trust	7.5
Gold 100 Oz Future	1.1
Fidelity Wise Origin Bitcoin Fund	0.6
Micro Gold Future	0.0^
CME Bitcoin Future	-3.7
CME Micro Bitcoin Future	0.0*

^	Less than 0.05% of net assets.
*	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective February 18, 2025, the name of the Fund changed to the STKd 100% Bitcoin & 100% Gold ETF.

[1]	Not annualized for periods less than one year.